Expense Example - VIPFloatingRateHighIncomePortfolio-InvestorPRO - VIPFloatingRateHighIncomePortfolio-InvestorPRO - VIP Floating Rate High Income Portfolio - VIP Floating Rate High Income Portfolio - Investor Class
Nov. 08, 2023 USD ($)
Expense Example:
1 year	$ 83
3 years	259
5 years	450
10 years	$ 1,002